22. Knowledge retention program	12 Months Ended
Dec. 31, 2019
Knowledge Retention Program
Knowledge retention program
a)	Knowledge Retention Program (PRC)

In June 2018, SABESP implemented the Knowledge Retention Program (PRC), which is expected to end in December 2020, aiming to provide personnel planning conditions and mitigate the impact of the exit of employees who possess strategic knowledge acquired throughout their career.

For those enrolled in the Program, the compliance with the agreements of the Collective Bargaining Agreement effective on the date of termination is thereby guaranteed. They will also receive a severance incentive proportional to the length of service at SABESP, corresponding to a percentage of the balance of the Guarantee Fund for Length of Service (FGTS), for termination purposes, on the date of termination.

In 2019, the Company paid the amount of R$ 43,905, corresponding to the exit of employees enrolled in the Program. As of December 31, 2019, the total balance was R$ 153,377 in current liabilities (as of December 31, 2018 - R$ 74,324 in current liabilities and R$ 122,148 in non-current liabilities).

b)	Consent Decree (“TAC”)

On February 20, 2009, SABESP signed a Consent Decree, proposed by the State Prosecution Office, in which the Company undertook to: a) continue hiring employees by means of public competition, except for filling positions in commission or trust functions; b) gradually dismissing retired employees, replacing them with permanent staff, except in segments where increased efficiency requires the reduction in the effective number of employees.

The Consent Decree clarifies “the need of training and carrying out phased dismissal of approximately two thousand an two hundred (2,200) retired employees within a reasonable period of time, as well as those who will retire in the future”, which allowed interpreting that the Consent Decree did not cover the approximately 2,200 retirees at that time, but all other employees who retire at SABESP. Accordingly, the Company created a provision for indemnity of all retired employees who worked at SABESP.

On October 11, 2019, the Prosecutor filed the Consent Decree stating that for the time elapsed and the successive information provided by SABESP, the objective of the Consent Decree was fully complied with. Accordingly, the amount of R$ 173,284, corresponding to the provisioned amount related to number of employees who retired after February 20, 2009 was reversed, taking into consideration that the Consent Decree was filed following the dismissal of the 2,200 retired employees on the date the Decree was signed.

As of December 31, 2019, the amount provisioned under “Labor obligations”, related to the Consent Decree totaled R$ 10,472 (R$ 140,818 as of December 31, 2018), of which R$ 8,242 (R$ 136,293 as of December 31, 2018) under current liabilities, and R$ 2,230 (R$ 4,525 as of December 31, 2018) under noncurrent liabilities.